NOTE 5 - SHARE CAPITAL: Schedule of stock option activities (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of stock option activities
	December 31, 2021		December 31, 2020		December 31, 2019
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price

Options outstanding at beginning of year	112,500	1.5	112,500	1.5	112,500	1.5

Expiration of options	(112,500)	1.5	-	-	-	-

Outstanding and exercisable at end of year	-	-	112,500	1.5	112,500	1.5